Consolidated Statements of Changes in Net Parent Investment and Stockholders’ Deficit (Unaudited) - USD ($) $ in Thousands		CF ACQUISITION CORP. VIII Class A Common Stock		CF ACQUISITION CORP. VIII Class B Common Stock		CF ACQUISITION CORP. VIII Additional Paid-In Capital	CF ACQUISITION CORP. VIII Accumulated Deficit	CF ACQUISITION CORP. VIII Accumulated Other Comprehensive Income (Loss)	CF ACQUISITION CORP. VIII	Net Parent Investment	Foreign Currency Translation Adjustment	Unrealized Pension Actuarial Losses, net of tax	Total Net Parent Investment	Total
Balance at Dec. 31, 2019										$ 43,189	$ (21,111)	$ (8,061)	$ 14,017
Net income (loss)										(28,377)			(28,377)	$ (28,377)
Foreign currency translation adjustment											3,622		3,622	3,622
Net unrealized pension actuarial gains (losses) , net of tax												(8,508)	(8,508)	(8,508)
Balance at Dec. 31, 2020				$ 633		$ 24,367	$ (1,421)		$ 23,579	14,812	(17,489)	(16,569)	(19,246)
Balance (in Shares) at Dec. 31, 2020			[1]	6,325,000
Sale of Class A common stock to Sponsor in private placement		$ 54				5,224,095			5,224,149
Sale of Class A common stock to Sponsor in private placement (in Shares)		540,000
Forfeiture of Class B common stock by Sponsor at $0.0001 par value				$ (8)		8
Forfeiture of Class B common stock by Sponsor at $0.0001 par value (in Shares)	[2]
Accretion of redeemable shares of Class A common stock to redemption value						(5,248,470)	(7,790,102)		(13,038,572)
Stock-based compensation						146,555			146,555
Net income (loss)							(1,707,845)		(1,707,845)	(12,728)			(12,728)	(12,728)
Foreign currency translation adjustment											(744)		(744)	(744)
Net unrealized pension actuarial gains (losses) , net of tax												6,188	6,188	6,188
Balance at Dec. 31, 2021		$ 54		$ 625		146,555	(9,499,368)		(9,352,134)	2,084	(18,233)	(10,381)	(26,530)	(26,530)
Balance (in Shares) at Dec. 31, 2021		540,000		6,250,000
Accretion of redeemable shares of Class A common stock to redemption value						(195,966)	(4,228,049)		(4,424,015)
Stock-based compensation						49,411			49,411
Net income (loss)							3,412,413		3,412,413
Balance at Mar. 31, 2022		$ 54		$ 625			(10,315,004)		(10,314,325)
Balance (in Shares) at Mar. 31, 2022		540,000		6,250,000
Balance at Dec. 31, 2021		$ 54		$ 625		146,555	(9,499,368)		(9,352,134)	2,084	(18,233)	(10,381)	(26,530)	(26,530)
Balance (in Shares) at Dec. 31, 2021		540,000		6,250,000
Net income (loss)									3,566,429	(6,796)			(6,796)	(6,796)
Foreign currency translation adjustment											3,569		3,569	3,569
Net unrealized pension actuarial gains (losses) , net of tax												1,934	1,934	1,934
Balance at Sep. 30, 2022		$ 54		$ 625			(11,137,821)		(11,137,142)	(4,712)	(14,664)	(8,447)	(27,823)
Balance (in Shares) at Sep. 30, 2022		540,000		6,250,000
Balance at Dec. 31, 2021		$ 54		$ 625		146,555	(9,499,368)		(9,352,134)	2,084	(18,233)	(10,381)	(26,530)	(26,530)
Balance (in Shares) at Dec. 31, 2021		540,000		6,250,000
Accretion of redeemable shares of Class A common stock to redemption value						(195,966)	(5,204,882)		(5,400,848)
Stock-based compensation						49,411			49,411
Sponsor loans extinguishment						694,592			694,592
Net income (loss)							2,393,519		2,393,519	(7,929)			(7,929)	(7,929)
Foreign currency translation adjustment											444		444	444
Net unrealized pension actuarial gains (losses) , net of tax												7,083	7,083	7,083
Balance at Dec. 31, 2022		$ 54		$ 625		694,592	(12,310,731)		(11,615,460)	(5,845)	(17,789)	(3,298)	(26,932)	(26,932)
Balance (in Shares) at Dec. 31, 2022		540,000		6,250,000
Balance at Mar. 31, 2022		$ 54		$ 625			(10,315,004)		(10,314,325)
Balance (in Shares) at Mar. 31, 2022		540,000		6,250,000
Net income (loss)							965,436		965,436
Other comprehensive income (loss)								(329,250)	(329,250)
Balance at Jun. 30, 2022		$ 54		$ 625			(9,349,568)	(329,250)	(9,678,139)
Balance (in Shares) at Jun. 30, 2022		540,000		6,250,000
Accretion of redeemable shares of Class A common stock to redemption value							(976,833)		(976,833)
Net income (loss)							(811,420)		(811,420)					(5,302)
Other comprehensive income (loss)								329,250	329,250
Foreign currency translation adjustment														1,863
Net unrealized pension actuarial gains (losses) , net of tax														1,103
Balance at Sep. 30, 2022		$ 54		$ 625			(11,137,821)		(11,137,142)	(4,712)	(14,664)	(8,447)	(27,823)
Balance (in Shares) at Sep. 30, 2022		540,000		6,250,000
Balance at Dec. 31, 2022		$ 54		$ 625		694,592	(12,310,731)		(11,615,460)	(5,845)	(17,789)	(3,298)	(26,932)	(26,932)
Balance (in Shares) at Dec. 31, 2022		540,000		6,250,000
Share conversion		$ 500	[3]	$ (500)	[3]
Share conversion (in Shares)	[3]	5,000,000		(5,000,000)
Accretion of redeemable shares of Class A common stock to redemption value						(242,210)			(242,210)
Net income (loss)							(1,593,525)		(1,593,525)
Balance at Mar. 31, 2023		$ 554		$ 125		452,382	(13,904,256)		(13,451,195)
Balance (in Shares) at Mar. 31, 2023		5,540,000		1,250,000
Balance at Dec. 31, 2022		$ 54		$ 625		694,592	(12,310,731)		(11,615,460)	(5,845)	(17,789)	(3,298)	(26,932)	(26,932)
Balance (in Shares) at Dec. 31, 2022		540,000		6,250,000
Net income (loss)									(21,024,584)	(5,951)			(5,951)	(5,951)
Classification adjustment										(18,987)	18,987
Foreign currency translation adjustment											154		154	154
Net unrealized pension actuarial gains (losses) , net of tax												(56)	(56)	(56)
Balance at Sep. 30, 2023		$ 554		$ 125		328,730	(33,335,315)		(33,005,906)	(30,782)	1,352	(3,354)	(32,784)	(32,784)
Balance (in Shares) at Sep. 30, 2023		5,540,000		1,250,000
Balance at Mar. 31, 2023		$ 554		$ 125		452,382	(13,904,256)		(13,451,195)
Balance (in Shares) at Mar. 31, 2023		5,540,000		1,250,000
Accretion of redeemable shares of Class A common stock to redemption value						(154,338)			(154,338)
Net income (loss)							(386,084)		(386,084)
Balance at Jun. 30, 2023		$ 554		$ 125		298,044	(14,290,340)		(13,991,617)
Balance (in Shares) at Jun. 30, 2023		5,540,000		1,250,000
Accretion of redeemable shares of Class A common stock to redemption value						30,686			30,686
Net income (loss)							(19,044,975)		(19,044,975)					(2,887)
Foreign currency translation adjustment														853
Net unrealized pension actuarial gains (losses) , net of tax														147
Balance at Sep. 30, 2023		$ 554		$ 125		$ 328,730	$ (33,335,315)		$ (33,005,906)	$ (30,782)	$ 1,352	$ (3,354)	$ (32,784)	$ (32,784)
Balance (in Shares) at Sep. 30, 2023		5,540,000		1,250,000

[1]	This number includes up to 825,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. This number was retroactively adjusted in 2021 to reflect the recapitalization of the Company in the form of a 1.1-for-1 stock split (see Note 6).
[2]	On March 16, 2021, 75,000 shares of Class B common stock were forfeited by the Sponsor (see Note 6).
[3]	On March 6, 2023, the Company issued 5,000,000 shares of nonredeemable Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (see Note 6).